Property, Plant and Equipment and Inventory - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 175,059	$ 143,527
Less: accumulated depreciation	(59,111)	(38,425)
Total	115,948	105,102
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	126,850	107,098
Office furniture, computers and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,771	5,942
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,582	5,391
Buildings and Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 31,856	$ 25,096